Other operating income / (expense), net - Summary (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Analysis of income and expense [abstract]
Gain / (loss) from commodity derivative financial instrument	$ 6,913	$ (6,842)	$ (15,990)
Gain / (loss) from disposal of other property items	4,747	3,718	(387)
Net gain / (loss) from fair value adjustment of investment property	10,620	(2,961)	(4,331)
Gain from disposal of farmland and other assets	6,334	0	0
Others	(3,024)	7,955	1,940
Other operating income, net	$ 25,590	$ 1,870	$ (18,768)